Material accounting policies - Property and equipment (Details)	12 Months Ended
Dec. 31, 2025 item
Property and equipment
Number of cash generating units for impairment testing	1
Computer equipment
Property and equipment
Expected life of the assets	2 years
Network equipment and setup
Property and equipment
Expected life of the assets	4 years
Fixtures and fittings
Property and equipment
Expected life of the assets	7 years